Note 16 - Condensed Consolidating Financial Information (Notes)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Separate condensed consolidating financial information of Tesoro Logistics LP (the “Parent”), subsidiary guarantors and non-guarantors are presented below. QEPFS, our wholly-owned subsidiary acquired on December 2, 2014, and certain of its subsidiaries were elected guarantors of these obligations in January 2015. As of December 31, 2015, TLLP and certain subsidiary guarantors have fully and unconditionally guaranteed our registered 2020 Senior Notes and 2021 Senior Notes. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information, which should be read in conjunction with the accompanying combined consolidated financial statements and notes thereto. The December 31, 2014 balance sheet has been adjusted to conform to the guarantor structure as of December 31, 2015, and now includes QEPM and Green River Processing, LLC within the guarantor subsidiaries column as a result of the Merger. This information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of the Partnership’s subsidiary guarantors are not included because the guarantees are full and unconditional and these subsidiary guarantors are wholly-owned and are jointly and severally liable for TLLP’s outstanding senior notes. The separate condensed consolidating financial information is presented using the equity method of accounting for investments in subsidiaries. Intercompany transactions between subsidiaries are presented gross and eliminated in the consolidating adjustments column.

The parent company of the Partnership has no independent assets or operations and, prior to the Rockies Natural Gas Business Acquisition, the Partnership’s operations were only conducted by wholly-owned guarantor subsidiaries, other than Tesoro Logistics Finance Corp., an indirect wholly-owned subsidiary of the Partnership whose sole purpose is to act as co-issuer of any debt securities. The guarantees are full and unconditional and joint and several, subject to certain automatic customary releases, including sale, disposition, or transfer of the capital stock or substantially all of the assets of a subsidiary guarantor, exercise of legal defeasance option or covenant defeasance option, and designation of a subsidiary guarantor as unrestricted in accordance with the applicable indenture. There were no significant restrictions on the ability of the Partnership or any guarantor to obtain funds from its subsidiaries by dividend or loan. None of the assets of the Partnership or its guarantors represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act. As a result, we have not provided condensed consolidating financial information for the year ended December 31, 2013.

Condensed Consolidating Statement of Operations
for the Year Ended December 31, 2015
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
Revenues
Affiliate	$—	$615	$28	$(28)	$615
Third-party	—	492	5	—	497
Total Revenues	—	1,107	33	(28)	1,112
Costs and Expenses
Operating and maintenance expenses	19	463	1	(28)	455
Imbalance settlement gains, net and reimbursements	—	(40)	—	—	(40)
General and administrative expenses	29	73	—	—	102
Depreciation and amortization expenses	2	162	16	—	180
Loss on asset disposals and impairments	—	1	—	—	1
Total Costs and Expenses	50	659	17	(28)	698
Operating Income (Loss)	(50)	448	16	—	414
Interest and financing costs, net	—	(140)	(10)	—	(150)
Equity in earnings of unconsolidated affiliates	—	7	—	—	7
Equity in earnings of subsidiaries	300	3	—	(303)	—
Income tax expense	—	(1)	—	—	(1)
Net Earnings	$250	$317	$6	$(303)	$270

Loss attributable to Predecessors	22	—	—	—	22
Net earnings attributable to noncontrolling interest	—	(17)	(3)	—	(20)
Net earnings attributable to partners	$272	$300	$3	$(303)	$272

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(a)	Amounts attributable to Predecessors have been reflected in the Parent column.

Condensed Consolidating Statement of Operations
for the Year Ended December 31, 2014
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
Revenues
Affiliate	$6	$491	$2	$(2)	$497
Third-party	—	103	—	—	103
Total Revenues	6	594	2	(2)	600
Costs and Expenses
Operating and maintenance expenses	32	283	—	(2)	313
Imbalance settlement gains, net and reimbursements	—	(43)	—	—	(43)
General and administrative expenses	37	37	—	—	74
Depreciation and amortization expenses	3	75	1	—	79
Gain on asset disposals and impairments	—	(4)	—	—	(4)
Total Costs and Expenses	72	348	1	(2)	419
Operating Income (Loss)	(66)	246	1	—	181
Interest and financing costs, net	—	(105)	(4)	—	(109)
Equity in earnings of unconsolidated affiliates	—	1	—	—	1
Equity in earnings (loss) of subsidiaries	136	(3)	—	(133)	—
Net Earnings (Loss)	$70	$139	$(3)	$(133)	$73

Loss attributable to Predecessors	29	—	—	—	29
Net earnings attributable to noncontrolling interest	—	(3)	—	—	(3)
Net earnings (loss) attributable to partners	$99	$136	$(3)	$(133)	$99
____________

(a)	Amounts attributable to Predecessors have been reflected in the Parent column.

Condensed Consolidating Balance Sheet as of December 31, 2015
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$11	$2	$3	$—	$16
Receivables, net
Trade	—	138	1	—	139
Affiliate	5	80	—	—	85
Other	—	—	—	—	—
Prepayments and other	4	8	—	—	12
Total Current Assets	20	228	4	—	252
Net property, plant and equipment	17	3,087	363	—	3,467
Intangibles	—	976	—	—	976
Goodwill	—	111	19	—	130
Investment in unconsolidated affiliates	—	58	—	—	58
Investments in subsidiaries	4,929	284	—	(5,213)	—
Long-term intercompany receivable	—	381	—	(381)	—
Other noncurrent assets	1	25	—	—	26
Total Assets	$4,967	$5,150	$386	$(5,594)	$4,909

LIABILITIES AND EQUITY
Current Liabilities
Accounts payable
Trade	$2	$82	$—	$—	$84
Affiliate	3	45	—	—	48
Accrued interest and financing costs	31	—	—	—	31
Other current liabilities	22	37	—	—	59
Total Current Liabilities	58	164	—	—	222
Long-term intercompany payable	363	—	18	(381)	—
Other noncurrent liabilities	—	49	—	—	49
Debt	2,836	8	—	—	2,844
Equity - TLLP	1,710	4,929	284	(5,213)	1,710
Equity - Noncontrolling interest	—	—	84	—	84
Total Liabilities and Equity	$4,967	$5,150	$386	$(5,594)	$4,909

____________

(a)	Amounts attributable to Predecessors have been reflected in the Parent column.

Condensed Consolidating Balance Sheet as of December 31, 2014
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$—	$17	$2	$—	$19
Receivables, net
Trade	—	121	1	—	122
Affiliate	3	66	—	—	69
Other	—	18	—	—	18
Prepayments and other	3	4	—	—	7
Total Current Assets	6	226	3	—	235
Net property, plant and equipment	56	2,918	386	—	3,360
Intangibles	—	973	—	—	973
Goodwill	—	164	—	—	164
Investment in unconsolidated affiliates	—	57	—	—	57
Investments in subsidiaries	4,233	302	—	(4,535)	—
Long-term intercompany receivable	—	191	1	(192)	—
Other noncurrent assets	—	30	—	—	30
Total Assets	$4,295	$4,861	$390	$(4,727)	$4,819

LIABILITIES AND EQUITY
Current Liabilities
Accounts payable
Trade	$8	$133	$—	$—	$141
Affiliate	3	50	—	—	53
Accrued interest and financing costs	28	—	—	—	28
Other current liabilities	24	45	—	—	69
Total Current Liabilities	63	228	—	—	291
Long-term intercompany payable	192	—	—	(192)	—
Other noncurrent liabilities	—	43	2	—	45
Debt	2,536	8	—	—	2,544
Equity - TLLP	1,504	4,233	302	(4,535)	1,504
Equity - Noncontrolling interest	—	349	86	—	435
Total Liabilities and Equity	$4,295	$4,861	$390	$(4,727)	$4,819

____________

(a)	Amounts attributable to Predecessors have been reflected in the Parent column.

Condensed Consolidating Statement of Cash Flows
for the Year Ended December 31, 2015
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
Cash Flows From (Used In) Operating Activities
Net cash from (used in) operating activities	$(38)	$499	$22	$(28)	$455
Cash Flows From (Used In) Investing Activities
Capital expenditures	(4)	(306)	—	—	(310)
Acquisitions	—	2	(8)	—	(6)
Investments in subsidiaries	(45)	—	—	45	—
Other investing activities	(1)	—	—	—	(1)
Net cash used in investing activities	(50)	(304)	(8)	45	(317)
Cash Flows From (Used In) Financing Activities
Proceeds from debt offering	250	—	—	—	250
Proceeds from issuance of common units, net of issuance costs	95	—	—	—	95
Proceeds from issuance of general partner units, net of issuance costs	4	—	—	—	4
Distributions to noncontrolling interest	—	(15)	(7)	—	(22)
Distributions in connection with acquisitions	(250)	—	—	—	(250)
Quarterly distributions to unitholders	(240)	—	—	—	(240)
Quarterly distributions to general partner	(68)	—	(28)	28	(68)
Repayments under revolving credit agreement	(431)	—	—	—	(431)
Borrowings under revolving credit agreement	476	—	—	—	476
Contributions by parent	—	45	—	(45)	—
Intercompany borrowings (payments)	218	(240)	22	—	—
Sponsor contributions of equity to the Predecessors	25	—	—	—	25
Financing costs	(2)	—	—	—	(2)
Capital contributions by affiliate	22	—	—	—	22
Net cash from (used in) financing activities	99	(210)	(13)	(17)	(141)
Increase (Decrease) in Cash and Cash Equivalents	11	(15)	1	—	(3)
Cash and Cash Equivalents, Beginning of Year	—	17	2	—	19
Cash and Cash Equivalents, End of Year	$11	$2	$3	$—	$16

____________

(a)	Amounts attributable to Predecessors have been reflected in the Parent column.

Condensed Consolidating Statement of Cash Flows
for the Year Ended December 31, 2014
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
Cash Flows From (Used In) Operating Activities
Net cash from (used in) operating activities	$(46)	$210	$(2)	$—	$162
Cash Flows From (Used In) Investing Activities
Capital expenditures	(7)	(197)	—	—	(204)
Acquisitions	—	(2,175)	(304)	—	(2,479)
Investments in subsidiaries	(2,510)	—	—	2,510	—
Distributions to parent	16	(16)	—	—	—
Proceeds from sale of assets	—	10	—	—	10
Net cash used in investing activities	(2,501)	(2,378)	(304)	2,510	(2,673)
Cash Flows From (Used In) Financing Activities
Proceeds from debt offering	1,300	—	—	—	1,300
Proceeds from issuance of common units, net of issuance costs	1,449	—	—	—	1,449
Proceeds from issuance of general partner units, net of issuance costs	29	—	—	—	29
Distributions in connection with acquisitions	(243)	—	—	—	(243)
Quarterly distributions to unitholders	(148)	—	—	—	(148)
Quarterly distributions to general partner	(35)	—	—	—	(35)
Repayments under revolving credit agreement	(386)	—	—	—	(386)
Borrowings under revolving credit agreement	646	—	—	—	646
Repayments of senior notes	(130)	—	—	—	(130)
Contributions by parent	—	2,205	305	(2,510)	—
Intercompany borrowings (payments)	17	(20)	3	—	—
Sponsor contributions of equity to the Predecessors	31	—	—	—	31
Financing costs	(32)	—	—	—	(32)
Capital contributions by affiliate	26	—	—	—	26
Net cash from financing activities	2,524	2,185	308	(2,510)	2,507
Increase (Decrease) in Cash and Cash Equivalents	(23)	17	2	—	(4)
Cash and Cash Equivalents, Beginning of Year	23	—	—	—	23
Cash and Cash Equivalents, End of Year	$—	$17	$2	$—	$19

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(a)	Amounts attributable to Predecessors have been reflected in the Parent column.